Stock-Based Compensation (Schedule Of Grant Date Fair Value Calculated Using Black-Scholes Option-Pricing Model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Exercise price	$ 42.34	$ 41.43
Expected dividend yield	3.42%	3.48%
Expected stock price volatility	49.40%	50.58%
Risk-free interest rate	2.39%	2.75%
Expected life (years)	6.5	6.5